INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
INCOME TAXES [Abstract]
Increase (decrease) in valuation allowance	$ 658,000
Federal net operating losses, or NOL, carryforwards	4,500,000
State net operating losses, or NOL, carryforwards	$ 4,500,000
Operating loss carry-forward expiration dates	Dec. 31, 2032
Unrecognized tax benefits	$ 0
Accruals for interest and penalties related to unrecognized tax benefits	$ 0